UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7044

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

The Dreyfus Socially
Responsible
Growth Fund, Inc.

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Dreyfus Socially Responsible
Growth Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for The Dreyfus Socially Responsible Growth Fund, Inc., covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Warren Chiang, C.Wesley Boggs, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, The Dreyfus Socially Responsible Growth Fund’s Initial shares produced a total return of 8.56%, and the fund’s Service shares returned 8.42%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 ® Composite Stock Price Index (“S&P 500 Index”), produced a total return of 7.12% for the same period.2

Stocks continued to rally over the reporting period as the U.S. economic recovery regained momentum. The fund produced higher returns than its benchmark, mainly due to the success of our disciplined investment process in the consumer discretionary and energy sectors.

The Fund’s Investment Approach

The fund seeks capital growth, with current income as a secondary objective. To pursue these goals, the fund invests at least 80% of its net assets in the common stocks of companies that, in our opinion, meet traditional investment standards while simultaneously conducting their businesses in a manner that contributes to the enhancement of the quality of life in America. In selecting stocks, we use quantitative research to identify and rank stocks within an industry or sector. Next, using fundamental analysis, we designate the most attractive of the higher ranked securities as potential purchase candidates.We then evaluate whether each company meets the fund’s socially responsible investment criteria in order to determine whether the company is eligible for purchase or retention by the fund. With respect to those eligible securities, we then select investments that we consider to be the most attractive based on financial considerations.

The fund normally focuses on large-cap growth stocks; however, the fund also may invest in value-oriented stocks, midcap stocks and small-cap stocks.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks Climbed Despite Economic Uncertainty

U.S. stocks generally recovered over the first half of 2014 after a steep sell-off in January stemming from the tapering of the Federal Reserve Board’s quantitative easing program and concerns regarding economic instability in the emerging markets. In addition, the U.S. Department of Commerce reported that U.S. GDP contracted at an annualized rate of 2.9% over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

However, stocks subsequently rebounded, with the S&P 500 Index climbing to a series of new highs through the end of June as investors responded positively to expectations that the Fed would keep short-term interest rates low. Policymakers reiterated their intention to maintain an accommodative monetary policy even as labor markets, manufacturing activity, and other economic indicators improved markedly in the spring.

While the market’s 2014 gains can be seen as an extension of the 2013 rally, market sentiment shifted over the first half of the year when investors turned their attention toward well-established, large-cap stocks. This change was motivated, in part, by rising demand for large, dividend-paying stocks after yields of longer term U.S. Treasury securities moderated during the economic soft patch.

Security Selections Buoyed Fund Performance

The fund participated more than fully in the market’s gains over the reporting period, supported by favorable security selections in the consumer discretionary sector. Most notably, the fund’s position in lodging provider Marriott International, Class A advanced strongly when the company reported higher occupancy rates and better-than-expected revenues and earnings. In the energy sector, overweighted exposure to ConocoPhillips bolstered relative results when oil prices moved higher amid intensifying global energy demand and geopolitical turmoil in the Middle East. In addition, the fund did not hold ExxonMobil, which did not meet our social criteria and lagged sector averages.Among industrial companies, Southwest Airlines fared well in an improving business climate characterized by rising demand for limited passenger capacity. Southwest Airlines also is known as an industry leader in promoting socially responsible environmental and employee relations policies.

Disappointments during the reporting period included organic grocery chain Whole Foods Market, which lost value when management reduced its earnings forecast due to intensifying competitive pressures and weaker-than-expected same-store sales growth.The fund also suffered shortfalls in the utilities sector.

From a social responsibility standpoint, it is worth noting that the fund eliminated its position in financial holding company BB&T when employee dissatisfaction and turnover increased following a recent acquisition and restructuring.

Maintaining a Disciplined Investment Approach

While our investment process considers potential investments one company at a time, we nonetheless have been encouraged by the shift in market leadership toward companies with strong revenue growth, good earnings quality, sound business fundamentals, and attractive valuations. We have identified an ample number of companies meeting our investment and social criteria in the information technology sector. We also have found more energy companies with attractive valuations and environmentally sensitive operations, leading us to increase the fund’s energy holdings.

July 16, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s socially responsible investment criteria may limit the number of investment opportunities available to the fund, and as a result, at times, the fund may produce more modest gains than funds that are not subject to such special investment considerations.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of The Dreyfus Socially Responsible Growth Fund, Inc. made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Socially Responsible Growth Fund, Inc. from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.45	$5.74
Ending value (after expenses)	$1,085.60	$1,084.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.31	$5.56
Ending value (after expenses)	$1,020.53	$1,019.29

† Expenses are equal to the fund’s annualized expense ratio of .86% for Initial shares and 1.11% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

Common Stocks—99.3%	Shares		Value ($)
Banks—2.3%
Comerica	95,700		4,800,312
KeyCorp	76,050		1,089,796
Regions Financial	50,100		532,062
			6,422,170
Capital Goods—9.0%
3M	17,150		2,456,566
Caterpillar	13,300		1,445,311
Fluor	40,650		3,125,985
General Electric	76,250		2,003,850
Ingersoll-Rand	21,600		1,350,216
Jacobs Engineering Group	21,250	[a]	1,132,200
Lockheed Martin	16,850		2,708,301
Masco	116,950		2,596,290
NOW	8,762	[a]	317,272
Parker Hannifin	29,600		3,721,608
Precision Castparts	5,350		1,350,340
Snap-on	27,950		3,312,634
			25,520,573
Consumer Durables & Apparel—.8%
Hasbro	18,250		968,163
Michael Kors Holdings	15,900	[a]	1,409,535
			2,377,698
Consumer Services—2.3%
Marriott International, Cl. A	103,550		6,637,555
Diversified Financials—4.3%
American Express	60,250		5,715,918
State Street	18,100		1,217,406
T. Rowe Price Group	30,850		2,604,049
Waddell & Reed Financial, Cl. A	43,000		2,691,370
			12,228,743

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy—13.2%
Baker Hughes	41,700	3,104,565
ConocoPhillips	68,750	5,893,937
Denbury Resources	186,050	3,434,483
Devon Energy	44,800	3,557,120
EOG Resources	13,850	1,618,511
EQT	15,400	1,646,260
Hess	37,650	3,723,209
Marathon Petroleum	32,450	2,533,371
National Oilwell Varco	35,050	2,886,367
Phillips 66	20,350	1,636,750
Pioneer Natural Resources	7,290	1,675,315
Schlumberger	13,600	1,604,120
Spectra Energy	94,450	4,012,236
		37,326,244
Food & Staples Retailing—1.2%
Kroger	15,050	743,922
Whole Foods Market	65,200	2,518,676
		3,262,598
Food, Beverage & Tobacco—4.1%
Coca-Cola Enterprises	79,050	3,777,009
Hershey	42,150	4,104,145
Mondelez International, Cl. A	39,200	1,474,312
PepsiCo	24,400	2,179,896
		11,535,362
Health Care Equipment & Services—3.7%
AmerisourceBergen	46,700	3,393,222
Becton Dickinson & Co.	26,925	3,185,227
Cigna	15,500	1,425,535
Patterson	59,400	2,346,894
		10,350,878
Household & Personal Products—.8%
Clorox	14,750	1,348,150
Procter & Gamble	12,125	952,904
		2,301,054

Common Stocks (continued)	Shares		Value ($)
Insurance—1.9%
Marsh & McLennan	45,400		2,352,628
Principal Financial Group	30,000		1,514,400
Travelers	15,900		1,495,713
			5,362,741
Materials—7.2%
Alcoa	122,250		1,820,302
Avery Dennison	55,550		2,846,937
Ball	79,750		4,998,730
Dow Chemical	27,500		1,415,150
Ecolab	12,350		1,375,049
International Flavors & Fragrances	46,000		4,796,880
Sigma-Aldrich	29,450		2,988,586
			20,241,634
Media—3.8%
Discovery Communications, Cl. A	14,800	[a]	1,099,344
Scripps Networks Interactive, Cl. A	51,600		4,186,824
Time	2,437	[a]	59,024
Time Warner	19,500		1,369,875
Time Warner Cable	17,550		2,585,115
Walt Disney	16,500		1,414,710
			10,714,892
Pharmaceuticals, Biotech &
Life Sciences—9.0%
Agilent Technologies	84,750		4,868,040
Allergan	11,350		1,920,647
AstraZeneca, ADR	27,950		2,076,964
Biogen Idec	9,450	[a]	2,979,680
Bristol-Myers Squibb	14,400		698,544
Eli Lilly & Co.	42,800		2,660,876
Gilead Sciences	36,350	[a]	3,013,779
Merck & Co.	53,300		3,083,405
Novartis, ADR	6,450		583,918
Waters	34,750	[a]	3,629,290
			25,515,143

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—3.0%
Bed Bath & Beyond	11,850	[a]	679,953
Gap	126,800		5,271,076
O’Reilly Automotive	1,900	[a]	286,140
PetSmart	17,300	[b]	1,034,540
The TJX Companies	23,100		1,227,765
			8,499,474
Semiconductors & Semiconductor
Equipment—3.8%
Applied Materials	291,700		6,577,835
Intel	75,500		2,332,950
Lam Research	25,000		1,689,500
			10,600,285
Software & Services—12.0%
Accenture, Cl. A	18,450		1,491,498
CA	111,550		3,205,947
Google, Cl. A	1,240	[a]	724,991
Google, Cl. C	1,240	[a]	713,347
International Business Machines	27,825		5,043,838
Intuit	47,650		3,837,255
Microsoft	185,850		7,749,945
Oracle	113,325		4,593,062
Symantec	104,550		2,394,195
Teradata	33,600	[a]	1,350,720
Xerox	234,000		2,910,960
			34,015,758
Technology Hardware & Equipment—12.4%
Apple	100,800		9,367,344
Cisco Systems	192,775		4,790,459

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
EMC	148,825		3,920,051
Hewlett-Packard	100,100		3,371,368
Jabil Circuit	177,450		3,708,705
Motorola Solutions	54,300		3,614,751
QUALCOMM	35,550		2,815,560
Seagate Technology	30,000		1,704,600
TE Connectivity	26,150		1,617,116
			34,909,954
Telecommunication Services—1.4%
AT&T	34,350		1,214,616
Verizon Communications	55,900		2,735,187
			3,949,803
Transportation—2.7%
Norfolk Southern	17,450		1,797,873
Southwest Airlines	159,600		4,286,856
Union Pacific	16,200		1,615,950
			7,700,679
Utilities—.4%
Pinnacle West Capital	19,050		1,101,852
Total Common Stocks
(cost $203,106,937)			280,575,090

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,066,161)	2,066,161	[c]	2,066,161

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,066,156)	1,066,156 [c]	1,066,156
Total Investments (cost $206,239,254)	100.4%	283,707,407
Liabilities, Less Cash and Receivables	(.4%)	(1,186,787)
Net Assets	100.0%	282,520,620

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2014, the value of the fund’s securities on loan was $1,024,195 and the value of the collateral held by the fund was $1,066,156.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	13.2	Retailing	3.0
Technology Hardware & Equipment	12.4	Transportation	2.7
Software & Services	12.0	Banks	2.3
Capital Goods	9.0	Consumer Services	2.3
Pharmaceuticals,		Insurance	1.9
Biotech & Life Sciences	9.0	Telecommunication Services	1.4
Materials	7.2	Food & Staples Retailing	1.2
Diversified Financials	4.3	Money Market Investments	1.1
Food, Beverage & Tobacco	4.1	Consumer Durables & Apparel	.8
Media	3.8	Household & Personal Products	.8
Semiconductors &		Utilities	.4
Semiconductor Equipment	3.8
Health Care Equipment & Services	3.7		100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,024,195)—Note 1(b):
Unaffiliated issuers	203,106,937	280,575,090
Affiliated issuers	3,132,317	3,132,317
Cash		52,519
Dividends and securities lending income receivable		216,654
Prepaid expenses		2,858
		283,979,438
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		187,002
Liability for securities on loan—Note 1(b)		1,066,156
Payable for shares of Common Stock redeemed		143,905
Accrued expenses		61,755
		1,458,818
Net Assets ($)		282,520,620
Composition of Net Assets ($):
Paid-in capital		187,843,946
Accumulated undistributed investment income—net		1,417,064
Accumulated net realized gain (loss) on investments		15,791,457
Accumulated net unrealized appreciation
(depreciation) on investments		77,468,153
Net Assets ($)		282,520,620

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	272,575,872	9,944,748
Shares Outstanding	6,196,808	227,691
Net Asset Value Per Share ($)	43.99	43.68

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,563 foreign taxes withheld at source):
Unaffiliated issuers	2,591,592
Affiliated issuers	792
Income from securities lending—Note 1(b)	1,068
Total Income	2,593,452
Expenses:
Management fee—Note 3(a)	1,013,288
Professional fees	57,582
Directors’ fees and expenses—Note 3(d)	45,699
Prospectus and shareholders’ reports	26,317
Custodian fees—Note 3(c)	14,591
Distribution fees—Note 3(b)	11,378
Loan commitment fees—Note 2	788
Shareholder servicing costs—Note 3(c)	621
Miscellaneous	4,825
Total Expenses	1,175,089
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	1,175,085
Investment Income—Net	1,418,367
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	15,815,126
Net unrealized appreciation (depreciation) on investments	5,237,320
Net Realized and Unrealized Gain (Loss) on Investments	21,052,446
Net Increase in Net Assets Resulting from Operations	22,470,813

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	1,418,367	2,904,763
Net realized gain (loss) on investments	15,815,126	24,857,613
Net unrealized appreciation
(depreciation) on investments	5,237,320	43,580,868
Net Increase (Decrease) in Net Assets
Resulting from Operations	22,470,813	71,343,244
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(2,824,636)	(2,903,989)
Service Shares	(79,619)	(77,437)
Net realized gain on investments:
Initial Shares	(18,473,730)	—
Service Shares	(647,248)	—
Total Dividends	(22,025,233)	(2,981,426)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	8,844,022	23,366,293
Service Shares	830,221	1,246,467
Dividends reinvested:
Initial Shares	21,298,366	2,903,989
Service Shares	726,867	77,437
Cost of shares redeemed:
Initial Shares	(22,691,706)	(35,165,859)
Service Shares	(412,739)	(1,245,153)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	8,595,031	(8,816,826)
Total Increase (Decrease) in Net Assets	9,040,611	59,544,992
Net Assets ($):
Beginning of Period	273,480,009	213,935,017
End of Period	282,520,620	273,480,009
Undistributed investment income—net	1,417,064	2,902,952

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	206,015	593,292
Shares issued for dividends reinvested	514,577	79,846
Shares redeemed	(528,105)	(906,877)
Net Increase (Decrease) in Shares Outstanding	192,487	(233,739)
Service Shares
Shares sold	19,409	31,743
Shares issued for dividends reinvested	17,672	2,140
Shares redeemed	(9,721)	(32,040)
Net Increase (Decrease) in Shares Outstanding	27,360	1,843

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	44.09		33.24	29.91	29.90	26.26	19.86
Investment Operations:
Investment income—net[a]	.23		.46	.44	.24	.25	.21
Net realized and unrealized
gain (loss) on investments	3.31		10.87	3.15	.04	3.62	6.40
Total from Investment Operations	3.54		11.33	3.59	.28	3.87	6.61
Distributions:
Dividends from
investment income—net	(.48)		(.48)	(.26)	(.27)	(.23)	(.21)
Dividends from net realized
gain on investments	(3.16)		—	—	—	—	—
Total Distributions	(3.64)		(.48)	(.26)	(.27)	(.23)	(.21)
Net asset value, end of period	43.99		44.09	33.24	29.91	29.90	26.26
Total Return (%)	8.56	[b]	34.34	11.98	.90	14.82	33.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86	[c]	.86	.85	.85	.89	.89
Ratio of net expenses
to average net assets	.86	[c]	.86	.85	.85	.89	.89
Ratio of net investment income
to average net assets	1.06	[c]	1.19	1.34	.80	.93	.97
Portfolio Turnover Rate	15.10	[b]	38.81	48.84	67.88	32.75	34.00
Net Assets, end of period
($ x 1,000)	272,576		264,713	207,383	208,013	227,893	222,600

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	43.76		33.01	29.70	29.71	26.10	19.71
Investment Operations:
Investment income—net[a]	.17		.36	.36	.17	.18	.16
Net realized and unrealized
gain (loss) on investments	3.30		10.78	3.13	.02	3.60	6.37
Total from Investment Operations	3.47		11.14	3.49	.19	3.78	6.53
Distributions:
Dividends from
investment income—net	(.39)		(.39)	(.18)	(.20)	(.17)	(.14)
Dividends from net realized
gain on investments	(3.16)		—	—	—	—	—
Total Distributions	(3.55)		(.39)	(.18)	(.20)	(.17)	(.14)
Net asset value, end of period	43.68		43.76	33.01	29.70	29.71	26.10
Total Return (%)	8.42	[b]	33.99	11.70	.65	14.54	33.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[c]	1.11	1.10	1.10	1.14	1.14
Ratio of net expenses
to average net assets	1.11	[c]	1.11	1.10	1.10	1.14	1.14
Ratio of net investment income
to average net assets	.80	[c]	.93	1.09	.55	.68	.72
Portfolio Turnover Rate	15.10	[b]	38.81	48.84	67.88	32.75	34.00
Net Assets, end of period
($ x 1,000)	9,945		8,767	6,552	6,167	6,494	6,070

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Socially Responsible Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment com-pany.The fund’s investment objective seeks to provide capital growth. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 150 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial and Service. Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data,

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	276,504,673	—	—	276,504,673
Equity Securities—
Foreign
Common Stocks†	4,070,417	—	—	4,070,417
Mutual Funds	3,132,317	—	—	3,132,317

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,

the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of New York Mellon earned $329 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014, were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,281,098	17,700,307	17,915,244	2,066,161.7
Dreyfus
Institutional
Cash
Advantage
Fund	—	6,139,887	5,073,731	1,066,156.4
Total	2,281,098	23,840,194	22,988,975	3,132,317	1.1

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $2,981,426.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $11,378 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $490 for transfer agency services and $52 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $14,591 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $173,525, Distribution Plan fees $2,021, Shareholder Services Plan fees $907, custodian fees $8,000, Chief Compliance Officer fees $2,209 and transfer agency fees $340.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $41,016,773 and $52,764,189, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $77,468,153, consisting of $78,010,420 gross unrealized appreciation and $542,267 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 13, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    August 13, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)